Indebtedness	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Indebtedness
Indebtedness:
Short-Term Borrowings
At December 31, 2013 and 2012, PMI’s short-term borrowings and related average interest rates consisted of the following:

	December 31, 2013		December 31, 2012
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,387	0.1%	$1,972	0.2%
Bank loans	1,013	5.7	447	6.6
	$2,400		$2,419

Given the mix of subsidiaries and their respective local economic environments, the average interest rate for bank loans above can vary significantly from day to day and country to country.
The fair values of PMI’s short-term borrowings at December 31, 2013 and 2012, based upon current market interest rates, approximate the amounts disclosed above.
Long-Term Debt
At December 31, 2013 and 2012, PMI’s long-term debt consisted of the following:

(in millions)	2013	2012
U.S. dollar notes, 0.287% to 6.875% (average interest rate 4.105%), due through 2043	$16,500	$14,702
Foreign currency obligations:
Euro notes, 1.750% to 5.875% (average interest rate 3.340%), due through 2033	7,303	3,724
Swiss franc notes, 0.875% to 2.000% (average interest rate 1.240%), due through 2021	1,289	1,579
Other (average interest rate 3.621%), due through 2024	186	415
	25,278	20,420
Less current portion of long-term debt	1,255	2,781
	$24,023	$17,639

Other debt:
Other foreign currency debt above includes mortgage debt in Switzerland at December 31, 2013 and 2012, and debt from our business combination in the Philippines at December 31, 2012. Other foreign currency debt also includes capital lease obligations.

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Debt Issuances Outstanding:
PMI’s debt issuances outstanding at December 31, 2013 were as follows:

(in millions)
Type		Face Value	Interest Rate	Issuance	Maturity
U.S. dollar notes		$1,250	6.875%	November 2008	March 2014
U.S. dollar notes		$400	Floating	March 2013	February 2015
U.S. dollar notes		$650	2.500%	May 2011	May 2016
U.S. dollar notes		$600	2.500%	August 2011(a)	May 2016
U.S. dollar notes		$550	1.625%	March 2012	March 2017
U.S. dollar notes		$750	1.125%	August 2012	August 2017
U.S. dollar notes		$2,500	5.650%	May 2008	May 2018
U.S. dollar notes		$750	1.875%	November 2013	January 2019
U.S. dollar notes		$1,000	4.500%	March 2010	March 2020
U.S. dollar notes		$350	4.125%	May 2011	May 2021
U.S. dollar notes		$750	2.900%	November 2011	November 2021
U.S. dollar notes		$750	2.500%	August 2012	August 2022
U.S. dollar notes		$600	2.625%	March 2013	March 2023
U.S. dollar notes		$500	3.600%	November 2013	November 2023
U.S. dollar notes		$1,500	6.375%	May 2008	May 2038
U.S. dollar notes		$750	4.375%	November 2011	November 2041
U.S. dollar notes		$700	4.500%	March 2012	March 2042
U.S. dollar notes		$750	3.875%	August 2012	August 2042
U.S. dollar notes		$850	4.125%	March 2013	March 2043
U.S. dollar notes		$750	4.875%	November 2013	November 2043
EURO notes	(b)	€750 (approximately $1,105)	5.875%	September 2008	September 2015
EURO notes	(b)	€750 (approximately $976)	5.750%	March 2009	March 2016
EURO notes	(b)	€750 (approximately $951)	2.125%	May 2012	May 2019
EURO notes	(b)	€1,250 (approximately $1,621)	1.750%	March 2013	March 2020
EURO notes	(b)	€600 (approximately $761)	2.875%	May 2012	May 2024
EURO notes	(b)	€750 (approximately $972)	2.750%	March 2013	March 2025
EURO notes	(b)	€500 (approximately $648)	3.125%	June 2013	June 2033
Swiss franc notes	(b)	CHF325 (approximately $362)	1.000%	December 2011	December 2016
Swiss franc notes	(b)	CHF200 (approximately $217)	0.875%	March 2013	March 2019
Swiss franc notes	(b)	CHF325 (approximately $334)	1.000%	September 2012	September 2020
Swiss franc notes	(b)	CHF300 (approximately $335)	2.000%	December 2011	December 2021

(a) The notes are a further issuance of the 2.500% notes issued by PMI in May 2011.
(b) USD equivalents for foreign currency notes were calculated based on exchange rates on the date of issuance.
The net proceeds from the sale of the securities listed in the table above were used to meet PMI’s working capital requirements, to repurchase PMI’s common stock, to refinance debt and for general corporate purposes.

Aggregate maturities:
Aggregate maturities of long-term debt are as follows:

(in millions)
2014	$1,255
2015	1,439
2016	2,654
2017	1,302
2018	2,502
2019-2023	8,389
2024-2028	2,010
Thereafter	5,988
25,539
Debt discounts	(261)
Total long-term debt	$25,278

See Note 16. Fair Value Measurements for additional disclosures related to the fair value of PMI’s debt.

Credit Facilities
On February 12, 2013, PMI entered into a 364-day revolving credit facility in the amount of $2.0 billion.
At December 31, 2013, PMI’s total committed credit facilities and commercial paper outstanding were as follows:

Type (in billions of dollars)	Committed Credit Facilities	Commercial Paper
364-day revolving credit, expiring February 11, 2014	$2.0
Multi-year revolving credit, expiring March 31, 2015	2.5
Multi-year revolving credit, expiring October 25, 2016	3.5
Total facilities	$8.0
Commercial paper outstanding		$1.4

At December 31, 2013, there were no borrowings under these committed credit facilities, and the entire committed amounts were available for borrowing.

On January 31, 2014, PMI extended the term of its existing $2.0 billion 364-day revolving credit facility until February 10, 2015.

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Each of these facilities requires PMI to maintain a ratio of consolidated earnings before interest, taxes, depreciation and amortization (“consolidated EBITDA”) to consolidated interest expense of not less than 3.5 to 1.0 on a rolling four-quarter basis. At December 31, 2013, PMI’s ratio calculated in accordance with the agreements was 14.6 to 1.0. These facilities do not include any credit rating triggers, material adverse change clauses or any provisions that could require PMI to post collateral. The terms “consolidated EBITDA” and “consolidated interest expense,” both of which include certain adjustments, are defined in the facility agreements previously filed with the Securities and Exchange Commission.

In addition to the committed credit facilities discussed above, certain subsidiaries maintain short-term credit arrangements to meet their respective working capital needs. These credit arrangements, which amounted to approximately $2.4 billion at December 31, 2013, and $2.0 billion at December 31, 2012, are for the sole use of the subsidiaries. Borrowings under these arrangements amounted to $1.0 billion at December 31, 2013, and $447 million at December 31, 2012.